Fair Value of Financial Instruments - Additional Information (Details) - USD ($)					1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 29, 2022	Nov. 30, 2022	Nov. 03, 2022	Nov. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable				$ 1,512,500	$ 1,415,495	$ 1,374,698		$ 1,415,495		$ 1,374,698	$ 0
Embedded derivative liability fair value				$ 165,000	$ 165,000			$ 165,000
Percentage of Estimated Probability of Maturity					100.00%	100.00%		100.00%		100.00%
Percentage of Discount Awarded upon Conversion					10.00%	10.00%		10.00%		10.00%
Percentage of Discount Rate					10.00%	10.00%		10.00%		10.00%
Common stock, Share	375,939									375,939
Transfers among the Level 1, Level 2 and Level 3 categories					$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Expected volatility								79.30%	75.10%	75.10%	76.60%
Risk-free interest rate								4.66%	1.81%	1.81%	1.15%
Expected term (in years)								1 year	7 years	7 years	7 years
Change in fair value of derivative liability										$ 92,110	$ 0
Derivative liability					165,000	166,000		$ 165,000		166,000	0
Derivative asset					0	$ 13,000		0		$ 13,000	$ 0
Forward Purchase Agreement [Member]
Short-Term Debt [Line Items]
Common stock, Share										375,939
Stock price						$ 13.05				$ 13.05
Expected volatility										28.10%
Risk-free interest rate										4.00%
Expected term (in years)										1 month 28 days
Change in fair value of derivative liability										$ 68,110
Derivative liability						$ 0				$ 0
Key Company Stockholder Forward Purchase Agreement [Member]
Short-Term Debt [Line Items]
Percentage of Discount Rate				0.50%		0.50%				0.50%
Stock price				$ 10		$ 4.21				$ 4.21
Expected volatility				94.50%						82.20%
Risk-free interest rate				4.60%						4.50%
Change in fair value of derivative liability										$ 25,000
Derivative asset					$ 13,000	$ 13,000		13,000		$ 13,000
Number of shares issue (in Shares)						1,930,501				1,930,501
Fair value of forward purchase agreement								$ 0
White Lion Purchase Agreement [Member]
Short-Term Debt [Line Items]
Percentage of Discount Rate			45.00%		5.00%	0.25%		5.00%		0.25%
Stock price			$ 13.05		$ 0.65	$ 4.19		$ 0.65		$ 4.19
Expected volatility			86.50%					78.00%		81.00%
Risk-free interest rate			4.53%					3.84%		4.16%
Change in fair value of derivative liability								$ 1,000		$ 1,899,000
Derivative liability					$ 0	$ 1,000		$ 0		$ 1,000
Number of shares issue (in Shares)		50,200			50,200		50,200
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Stock price					$ 0.65	$ 4.19		$ 0.65		$ 4.19
Expected volatility								14.00%		30.00%
Risk-free interest rate								4.59%		3.99%
Number of shares issue (in Shares)							2,500,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 1,512,500	$ 1,512,500		$ 1,512,500		$ 1,512,500
Embedded derivative liability fair value					$ 165,000	$ 165,000		$ 165,000		165,000
Derivative Liability [Member] | Forward Purchase Agreement [Member] | Level 3 [Member]
Short-Term Debt [Line Items]
Issuance of forward purchase agreement										68,110
Derivative Liability [Member] | Key Company Stockholder Forward Purchase Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Issuance of forward purchase agreement										13,000
Derivative Liability [Member] | Key Company Stockholder Forward Purchase Agreement [Member] | Level 3 [Member]
Short-Term Debt [Line Items]
Issuance of forward purchase agreement										12,000
Derivative Liability [Member] | White Lion Purchase Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Issuance of forward purchase agreement										1,000
Derivative Liability [Member] | White Lion Purchase Agreement [Member] | Level 3 [Member]
Short-Term Debt [Line Items]
Issuance of forward purchase agreement										$ 1,900,000